Shareholder Report, Holdings (Details)	Jul. 31, 2024
PGIM Core Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Core Government Money Market Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
PGIM Core Government Money Market Fund | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
PGIM Core Government Money Market Fund | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
PGIM Core Government Money Market Fund | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
PGIM Core Government Money Market Fund | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
PGIM Government Money Market Fund - Class Z - PMZXX
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Government Money Market Fund - Class Z - PMZXX | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
PGIM Government Money Market Fund - Class Z - PMZXX | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
PGIM Government Money Market Fund - Class Z - PMZXX | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Government Money Market Fund - Class Z - PMZXX | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
PGIM Government Money Market Fund - Class Z - PMZXX | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
PGIM Government Money Market Fund Class - C - MJCXX
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Government Money Market Fund Class - C - MJCXX | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
PGIM Government Money Market Fund Class - C - MJCXX | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
PGIM Government Money Market Fund Class - C - MJCXX | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Government Money Market Fund Class - C - MJCXX | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
PGIM Government Money Market Fund Class - C - MJCXX | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
PGIM Government Money Market Fund - Class A - PBMXX
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Government Money Market Fund - Class A - PBMXX | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
PGIM Government Money Market Fund - Class A - PBMXX | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
PGIM Government Money Market Fund - Class A - PBMXX | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM Government Money Market Fund - Class A - PBMXX | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
PGIM Government Money Market Fund - Class A - PBMXX | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)